Acquisitions and disposals - Acquisitions (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Acquisitions
Net cash acquired		€ (122)	€ (7)
Total cash consideration paid and net cash acquired		10,202	62
European Liberty Global assets
Acquisitions
Acquisitions during the year		10,295
Total cash consideration paid and net cash acquired	€ 10,295
Other acquisitions
Acquisitions
Acquisitions during the year		€ 29	€ 69